Deposits - Schedule of deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Deposits [Line Items]
Deposits, gross	$ 54,866	$ 87,018
Equipment deposit provision, opening and closing	(12,131)	(12,131)
Deposits, net	42,735	74,887
ANDE [Member]
Deposits [Line Items]
Deposits, gross	28,893	6,524
Bodens Energi [Member]
Deposits [Line Items]
Deposits, gross	293	274
Atnorth [Member]
Deposits [Line Items]
Deposits, gross	332	310
Equipment deposits [Member]
Deposits [Line Items]
Deposits, gross	22,469	78,647
Vattenfall AB [Member]
Deposits [Line Items]
Deposits, gross	1,351	1,263
CDA deposits [Member]
Deposits [Line Items]
Deposits, gross	400	0
Import duty deposits [Member]
Deposits [Line Items]
Deposits, gross	1,020	0
Hydro One {Member]
Deposits [Line Items]
Deposits, gross	$ 108	$ 0